Label	Element	Value
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	£ 28,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	153,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	356,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	816,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	32,820,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	38,252,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	35,876,000,000
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	3,149,000,000
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Barclays Bank PLC [member]
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	28,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	153,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	356,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	816,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	32,706,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	38,099,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	35,876,000,000
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	0
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	3,149,000,000
Cash and cash equivalents classified as part of disposal group held for sale	ifrs-full_CashAndCashEquivalentsClassifiedAsPartOfDisposalGroupHeldForSale	£ 0